Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.14%
Australia–0.71%
CSL Ltd.	63,483	$10,031,530
Brazil–4.16%
Ambev S.A., ADR	5,471,784	25,279,642
B3 S.A. - Brasil Bolsa Balcao	1,638,034	17,200,549
Banco Bradesco S.A., ADR	2,038,306	16,591,811
		59,072,002
Canada–10.01%
Canadian National Railway Co.	289,002	25,949,864
CGI, Inc., Class A(a)	740,444	58,549,204
Nutrien Ltd.	433,095	21,575,477
PrairieSky Royalty Ltd.	1,338,798	18,674,557
Suncor Energy, Inc.	559,399	17,645,231
		142,394,333
China–6.80%
Alibaba Group Holding Ltd., ADR(a)	133,674	22,354,303
Kweichow Moutai Co., Ltd., A Shares	87,121	14,045,639
New Oriental Education & Technology Group, Inc., ADR(a)	151,346	16,763,083
Wuliangye Yibin Co., Ltd., A Shares	907,597	16,558,585
Yum China Holdings, Inc.	593,975	26,984,284
		96,705,894
Denmark–1.59%
Carlsberg A/S, Class B	152,999	22,637,370
France–9.37%
Bureau Veritas S.A.	1,067,752	25,747,065
EssilorLuxottica S.A.	106,121	15,308,720
Pernod Ricard S.A.	87,723	15,616,453
Schneider Electric S.E.	282,286	24,756,614
Vinci S.A.	271,431	29,257,049
Vivendi S.A.	821,984	22,573,612
		133,259,513
Germany–8.27%
Allianz S.E.	154,539	36,037,860
Beiersdorf AG	72,793	8,588,799
Deutsche Boerse AG	246,578	38,545,299
SAP S.E.	292,444	34,381,015
		117,552,973
Ireland–0.76%
ICON PLC(a)	72,861	10,735,340
Italy–2.21%
FinecoBank Banca Fineco S.p.A.	1,852,200	19,633,720
Shares		Value
Italy–(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	1,079,003	$11,795,077
		31,428,797
Japan–9.79%
Asahi Group Holdings, Ltd.	586,100	29,017,231
FANUC Corp.	112,400	21,322,249
Hoya Corp.	356,100	29,070,843
Kao Corp.	213,700	15,848,680
Keyence Corp.	34,000	21,183,263
Komatsu Ltd.	495,200	11,412,101
SMC Corp.	26,400	11,358,661
		139,213,028
Macau–1.56%
Galaxy Entertainment Group Ltd.	3,545,000	22,241,376
Mexico–1.82%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	282,715	25,891,040
Netherlands–4.00%
ING Groep N.V.	1,684,249	17,655,363
Wolters Kluwer N.V.	536,257	39,166,443
		56,821,806
Singapore–1.43%
United Overseas Bank Ltd.	1,100,566	20,388,282
South Korea–2.84%
NAVER Corp.	101,466	13,344,179
Samsung Electronics Co., Ltd.	662,932	27,047,580
		40,391,759
Spain–1.42%
Amadeus IT Group S.A.	280,425	20,110,233
Sweden–2.63%
Investor AB, Class B	765,442	37,438,358
Switzerland–5.73%
Alcon, Inc.(a)	231,376	13,503,632
Cie Financiere Richemont S.A.	209,601	15,403,895
Julius Baer Group Ltd.(a)	256,719	11,388,023
Kuehne + Nagel International AG	107,858	15,896,954
Novartis AG	291,336	25,292,423
		81,484,927
Taiwan–2.69%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	823,069	38,256,247

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
Turkey–0.96%
Akbank T.A.S.(a)	9,432,012	$13,590,540
United Kingdom–10.85%
British American Tobacco PLC	607,627	22,464,943
Compass Group PLC	948,666	24,408,900
Informa PLC	2,498,146	26,164,669
Reckitt Benckiser Group PLC	244,588	19,075,147
RELX PLC	1,308,555	31,046,274
Royal Dutch Shell PLC, Class B	422,269	12,405,016
TechnipFMC PLC	785,121	18,754,721
		154,319,670
United States–6.54%
Amcor PLC, CDI	2,099,273	20,204,862
Booking Holdings, Inc.(a)	7,315	14,356,492
Broadcom, Inc.	91,591	25,285,527
Philip Morris International, Inc.	436,815	33,167,363
		93,014,244
Total Common Stocks & Other Equity Interests (Cost $988,275,264)		1,366,979,262
Shares		Value
Money Market Funds–3.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(b)	15,688,532	$15,688,532
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(b)	11,206,265	11,209,627
Invesco Treasury Portfolio, Institutional Class, 1.79%(b)	17,929,750	17,929,750
Total Money Market Funds (Cost $44,825,921)		44,827,909
TOTAL INVESTMENTS IN SECURITIES—99.29% (Cost $1,033,101,185)		1,411,807,171
OTHER ASSETS LESS LIABILITIES–0.71%		10,155,412
NET ASSETS–100.00%		$1,421,962,583
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,031,530	$—	$10,031,530
Brazil	59,072,002	—	—	59,072,002
Canada	142,394,333	—	—	142,394,333
China	66,101,670	30,604,224	—	96,705,894
Denmark	—	22,637,370	—	22,637,370
France	—	133,259,513	—	133,259,513
Germany	—	117,552,973	—	117,552,973
Ireland	10,735,340	—	—	10,735,340
Italy	—	31,428,797	—	31,428,797
Japan	—	139,213,028	—	139,213,028
Macau	—	22,241,376	—	22,241,376
Mexico	25,891,040	—	—	25,891,040
Netherlands	—	56,821,806	—	56,821,806
Singapore	—	20,388,282	—	20,388,282
South Korea	—	40,391,759	—	40,391,759
Spain	—	20,110,233	—	20,110,233
Sweden	—	37,438,358	—	37,438,358
Switzerland	—	81,484,927	—	81,484,927
Taiwan	38,256,247	—	—	38,256,247
Turkey	—	13,590,540	—	13,590,540
United Kingdom	—	154,319,670	—	154,319,670
United States	72,809,382	20,204,862	—	93,014,244
Money Market Funds	44,827,909	—	—	44,827,909
Total Investments	$460,087,923	$951,719,248	$—	$1,411,807,171
Invesco V.I. International Growth Fund